First Quarter Report
November 30, 2022 (Unaudited)
Columbia Global Technology Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Canada 0.6%
Shopify, Inc., Class A(a)	285,323	11,664,004
France 0.3%
Capgemini SE	28,803	5,207,510
Germany 0.5%
SAP SE, ADR	97,294	10,786,986
Ireland 1.5%
Accenture PLC, Class A	98,700	29,701,791
Israel 0.1%
Global-e Online Ltd.(a)	142,132	3,065,787
Japan 0.6%
Keyence Corp.	29,600	12,524,707
Netherlands 4.4%
Adyen NV(a)	692	1,090,121
ASML Holding NV	85,447	51,962,030
NXP Semiconductors NV	138,209	24,302,670
STMicroelectronics NV, Registered Shares	341,712	13,285,762
Total		90,640,583
Norway 0.1%
SmartCraft ASA(a)	1,616,756	2,584,078
South Korea 1.2%
Samsung Electronics Co., Ltd.	489,059	23,498,772
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	388,112	32,205,534
United States 87.8%
Activision Blizzard, Inc.	268,821	19,879,313
Adobe, Inc.(a)	79,747	27,507,133
Advanced Micro Devices, Inc.(a)	314,809	24,438,623
Airbnb, Inc., Class A(a)	80,195	8,191,117
Akamai Technologies, Inc.(a)	53,372	5,062,868
Alphabet, Inc., Class A(a)	1,003,195	101,312,663
Amazon.com, Inc.(a)	657,328	63,458,445
Amphenol Corp., Class A	133,286	10,720,193
Analog Devices, Inc.	156,178	26,848,560
ANSYS, Inc.(a)	44,002	11,189,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Apple, Inc.	1,467,468	217,229,288
Applied Materials, Inc.	299,794	32,857,422
Arista Networks, Inc.(a)	88,624	12,345,323
Atlassian Corp., Class A(a)	62,980	8,285,019
Autodesk, Inc.(a)	33,165	6,697,672
Automatic Data Processing, Inc.	94,489	24,958,325
Bill.com Holdings, Inc.(a)	35,179	4,236,255
Block, Inc., Class A(a)	86,520	5,863,460
Booking Holdings, Inc.(a)	4,681	9,733,906
Broadcom, Inc.	119,158	65,659,633
Cadence Design Systems, Inc.(a)	89,952	15,475,342
CDW Corp.	54,866	10,349,922
Cisco Systems, Inc.	450,972	22,422,328
Cognizant Technology Solutions Corp., Class A	48,699	3,029,565
Comcast Corp., Class A	107,425	3,936,052
Corning, Inc.	127,609	4,355,295
Crowdstrike Holdings, Inc., Class A(a)	114,154	13,430,218
Electronic Arts, Inc.	54,643	7,146,212
Endeavor Group Holdings, Inc., Class A(a)	163,757	3,601,016
EngageSmart, Inc.(a)	234,127	3,973,135
Enphase Energy, Inc.(a)	7,363	2,360,504
EPAM Systems, Inc.(a)	3,368	1,241,377
Fidelity National Information Services, Inc.	158,295	11,489,051
Fiserv, Inc.(a)	95,773	9,994,870
Flywire Corp.(a)	86,635	1,879,113
Fortinet, Inc.(a)	310,084	16,484,065
Global Payments, Inc.	73,864	7,665,606
HP, Inc.	150,568	4,523,063
Intel Corp.	342,806	10,308,176
Intuit, Inc.	69,954	28,512,551
Keysight Technologies, Inc.(a)	63,906	11,559,956
KLA Corp.	31,464	12,370,072
Lam Research Corp.	126,594	59,800,474
Livent Corp.(a)	217,809	6,096,474
Marvell Technology, Inc.	599,042	27,867,434
MasterCard, Inc., Class A	165,355	58,932,522
Match Group, Inc.(a)	77,787	3,932,911
2	Columbia Global Technology Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meta Platforms, Inc., Class A(a)	88,922	10,501,688
Microchip Technology, Inc.	156,790	12,416,200
Micron Technology, Inc.	293,712	16,932,497
Microsoft Corp.	800,119	204,142,362
Mobileye Global, Inc., Class A(a)	8,935	254,737
MongoDB, Inc.(a)	34,274	5,233,297
Motorola Solutions, Inc.	55,027	14,978,349
NetApp, Inc.	211,481	14,298,230
Netflix, Inc.(a)	29,795	9,103,266
NVIDIA Corp.	394,527	66,765,804
Oracle Corp.	206,515	17,146,941
Palo Alto Networks, Inc.(a)	81,744	13,888,306
Paycom Software, Inc.(a)	20,618	6,991,564
PayPal Holdings, Inc.(a)	190,054	14,902,134
QUALCOMM, Inc.	154,664	19,563,449
Salesforce, Inc.(a)	137,076	21,966,429
SBA Communications Corp.	26,260	7,859,618
ServiceNow, Inc.(a)	39,983	16,644,923
Sharecare, Inc.(a)	673,828	1,287,012
Shift4 Payments, Inc., Class A(a)	90,230	4,181,258
Snowflake, Inc., Class A(a)	27,264	3,896,026
Splunk, Inc.(a)	36,857	2,863,052
Synopsys, Inc.(a)	165,926	56,338,514
Take-Two Interactive Software, Inc.(a)	33,793	3,571,582
TE Connectivity Ltd.	103,542	13,058,717
Common Stocks (continued)
Issuer	Shares	Value ($)
Tesla, Inc.(a)	92,450	18,000,015
Texas Instruments, Inc.	115,580	20,857,567
Thoughtworks Holding, Inc.(a)	210,143	1,916,504
T-Mobile US, Inc.(a)	78,125	11,832,813
Trade Desk, Inc. (The), Class A(a)	101,045	5,268,486
Tyler Technologies, Inc.(a)	8,959	3,070,608
Uber Technologies, Inc.(a)	434,544	12,662,612
VeriSign, Inc.(a)	73,682	14,722,400
Visa, Inc., Class A	308,631	66,972,927
Visteon Corp.(a)	62,755	9,212,434
Walt Disney Co. (The)(a)	80,605	7,888,811
Western Digital Corp.(a)	104,809	3,851,731
Workday, Inc., Class A(a)	25,921	4,352,136
Total		1,788,607,230
Total Common Stocks (Cost $875,179,578)		2,010,486,982

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	21,086,612	21,078,177
Total Money Market Funds (Cost $21,073,123)		21,078,177
Total Investments in Securities (Cost $896,252,701)		2,031,565,159
Other Assets & Liabilities, Net		5,392,199
Net Assets		$2,036,957,358

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	28,853,973	46,367,999	(54,145,859)	2,064	21,078,177	129	191,373	21,086,612
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT234_08_N01_(01/23)